Assets under construction - Business segmentation and cash flow (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Assets under construction
Assets under construction	R 127,764	R 165,361
Current year additions	53,142	52,806	R 60,312
Adjustments for non-cash items	1,410	(171)	(420)
cash flow hedge accounting		1	(2)
movement in environmental provisions capitalised	(537)	(172)	(418)
movement in long-term debt	(13)
LCCP investment incentives	1,960
Per the statement of cash flows	54,552	52,635	R 59,892
Mining
Assets under construction
Assets under construction	2,268	2,095
Exploration And Production International
Assets under construction
Assets under construction	7,426	6,457
Energy
Assets under construction
Assets under construction	7,698	5,993
Base Chemicals
Assets under construction
Assets under construction	60,927	75,648
Performance Chemicals
Assets under construction
Assets under construction	48,764	74,595
Group Functions
Assets under construction
Assets under construction	R 681	R 573